Annual Total Returns (Vanguard Consumer Staples Index Fund - ETF Shares ETF) (Vanguard Consumer Staples Index Fund, Vanguard Consumer Staples Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Annual Total Return
2013	27.99%
2012	11.07%
2011	13.64%
2010	14.44%
2009	16.95%
2008	(16.95%)
2007	12.92%
2006	15.81%
2005	3.95%